Expense Example - Class I N Shares - TM Large Cap Multi-Style Fund	I 1 Year	I 3 Years	I 5 Years	I 10 Years	N 1 Year	N 3 Years	N 5 Years	N 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	46	155	275	623	72	233	408	915	36	123	219	500